Right of Use Assets and Operating Lease Liability (Tables)	6 Months Ended
Jun. 30, 2025
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	June 30,	December 31,
	2025	2024
Leasehold buildings	$3,751,350	$3,611,792
Accumulated amortization	(1,951,147)	(1,671,677)
ROU assets, net of accumulated amortization	$1,800,203	$1,940,115

	June 30,	December 31,
	2025	2024
Lease costs:
Operating lease costs	$398,567	$148,921
Short-term lease costs	315,344	497,785
Total lease costs	$713,911	$646,706
Supplemental cash flow information:
Operating cash flows from operating leases	$382,108	$450,780
Right-of-use obtained in exchange for new operating lease liabilities	96,571	91,718
Weighted-average remaining lease term (years):
Operating leases	3.11	3.12

Schedule of Weighted-Average Discount Rate for Operating Leases

As of June 30, 2025 and December 31, 2024, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Periods Ended June 30,
2025	$405,529
2026	809,376
2027	771,028
2028	223,638
Total operating lease payment	2,209,571
Less: Imputed interest	(150,095)
Present value of operating lease liabilities	2,059,476

Operating lease liabilities – current	$(731,254)
Operating lease liabilities – non-current	$1,328,222